                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Thomas Oberdorf

Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Thomas Oberdorf
-------------------------------------
Andover, Massachusetts
November 12, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                              FORM 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers:  0
                                   ---
Form 13F Information Table Entry Total:  8
                                        ---

Form 13F Information Table Value Total: $11,061 (thousands)
                                        -------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                          REPORTING MANAGER: CMGI, Inc.




                                                 ITEM 4:   ITEM 5:
                                                  FAIR     SHARES                                       ITEM 8:
                         ITEM 2:      ITEM 3:    MARKET      OR             ITEM 6:                VOTING AUTHORITY
       ITEM 1:          TITLE OF      CUSIP      VALUE   PRINCIPAL   SH/  INVESTMENT   ITEM 7:   (A)     (B)      (C)
    NAME OF ISSUER       CLASS        NUMBER     (000)     AMOUNT    PRN  DISCRETION  MANAGERS   SOLE   SHARED    NONE
divine, inc.              COM       255404105       112     42,127   SH        SOLE               42,127
GLOBALMEDIA.COM           COM       37935A109        16  1,822,127   SH     DEFINED            1,822,127
Loudeye Corp.             COM       545754103       340  1,000,000   SH        SOLE            1,000,000
MotherNature.com, Inc.    COM       61978K105        19  1,236,674   SH     DEFINED            1,236,674
PTEK Holdings, Inc.       COM       69366M104        87     18,750   SH     DEFINED               18,750
Techlabs, Inc. (1)        COM       87833L103        38    960,307   SH     DEFINED              960,307
Terra Networks, S.A.      COM                        63     16,133   SH     DEFINED               16,133
Vicinity Corporation      COM       925653107    10,386  4,636,422   sH     DEFINED            4,636,422


     1. Yesmail, Inc., a wholly owned subsidiary of CMGI, Inc., currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to Yesmail, Inc., but are not yet issued. The issuance of these shares is currently in dispute.